Form N-1A Supplement	Mar. 16, 2026
Rayliant Wilshire NxtGen US Large Cap Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The Advisors’ Inner Circle Fund III (The “TRUSt”)

Rayliant Wilshire NxtGen US Large Cap Equity ETF (the “Fund”)

Supplement Dated March 16, 2026 to the Fund’s

Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”),

each dated January 28, 2026

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

Wilshire Indexes, the Index Provider for the FT Wilshire US Large NxtGen Index (the “Index”), has informed the Fund that the Index has been discontinued. As a result, the Fund is no longer able to track the Index. Rayliant Investment Research, doing business as Rayliant Asset Management, the Fund’s investment adviser, is evaluating changes to the Fund’s investment mandate in light of the Index’s discontinuation. The Index was last rebalanced as of February 2, 2026 and would next be rebalanced on April 20, 2026. During this transition period, the Fund will continue to invest in the components of the Index, in approximately their weightings, as of the last rebalance.

Investors will receive an additional supplement to the Summary Prospectus, Prospectus and SAI reflecting any resulting changes to the Fund's investment mandate, including its name, investment objective, 80% investment policy, benchmarks, and principal investment strategies, as applicable.

Please retain this supplement for future reference.

RAY-SK-010-0100